Leases (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Leases [Abstract]
Schedule of Lease Assets and Liabilities

The following table presents lease assets and liabilities and their balance sheet classification:

Classification	December 31, 2025	June 30, 2025
Operating Leases:
Right-of-use Asset	$317,523	$362,968
Current portion of operating lease obligation	$100,159	$91,220
Operating lease obligation, less current portion	$236,717	$288,836

Finance Leases:
Right-of-use Asset	$-	$-
Current portion of financing lease obligation	$-	$-
Financing lease obligation, less current portion	$-	$-

The following table presents lease assets and liabilities and their balance sheet classification:

	June 30,
Classification	2025	2024
Operating Leases:
Right-of-use Asset	$362,968	$446,675
Current portion of operating lease obligation	$91,220	$75,061
Operating lease obligation, less current portion	$288,836	$380,056

Finance Leases:
Right-of-use Asset	$-	$546
Current portion of financing lease obligation	$-	$1,514
Financing lease obligation, less current portion	$-	$-

Schedule of Components of Lease Expense

The components of lease expense for the three months ended December 31, 2025, and 2024, are as follows:

	For the Three Months Ended December 31,
Classification	2025	2024
Operating lease cost	$33,280	$33,280
Finance Lease:
Amortization of lease assets	-	138
Interest on lease liabilities	-	(2)
Total finance lease cost	$-	$136

The components of lease expense for the six months ended December 31, 2025, and 2024, are as follows:

	For the Six Months Ended December 31,
Classification	2025	2024
Operating lease cost	$66,559	$66,539
Finance Lease:
Amortization of lease assets	-	546
Interest on lease liabilities	-	(14)
Total finance lease cost	$-	$532

The components of lease expense for the years ended June 30, 2025, and 2024, are as follows:

	For the Years Ended June 30,
Classification	2025	2024
Operating lease cost	$133,118	$116,846
Finance Lease:
Amortization of lease assets	-	1,514
Interest on lease liabilities	-	166
Total finance lease cost	$-	$1,680

Schedule of Supplemental Disclosures of Cash Flow Information Related to Leases

Supplemental disclosures of cash flow information related to leases for the three months ended December 31, 2025, and 2024, were as follows:

	For the Three Months Ended December 31,
	2025	2024
Cash paid for operating lease liabilities	$32,674	$31,118

Supplemental disclosures of cash flow information related to leases for the six months ended December 31, 2025, and 2024, were as follows:

	For the Six Months Ended December 31,
	2025	2024
Cash paid for operating lease liabilities	$64,294	$61,232
Supplemental disclosures of cash flow information related to leases were as follows:
	For the Years Ended June 30,
	2025	2024
Cash paid for operating lease liabilities	$124,472	$111,058

Schedule of Weighted Average Lease Term and Discount Rates	The weighted average lease term and discount rates are as follows:
December 31, 2025
Operating Leases:
Weighted average remaining lease term (years)	2.84
Weighted average discount rate	12%
The weighted average lease term and discount rates are as follows:
June 30, 2025
Operating Leases:
Weighted average remaining lease term (years)	3.34
Weighted average discount rate	12%

Schedule of Future Payments Due Under Leases Reconciled to Lease Liabilities

Future payments due under leases reconciled to lease liabilities as follows:

Operating
Lease
For the Six Months Ending December 31:
2025	-
2026	133,910
2027	140,602
2028	122,010
Total undiscounted lease payments	396,522
Present value discount, less interest	(59,646)
Lease Liabilities	$336,876

Future payments due under leases reconciled to lease liabilities as follows:

Operating
Lease
For the Year Ending June 30:
2025	64,294
2026	133,910
2027	140,602
2028	122,010
Total undiscounted lease payments	460,816
Present value discount, less interest	(80,760)
Lease Liabilities	$380,056